Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
SEGMENT REPORTING

2.      Segment reporting

Accounting policy

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

Figures in million - SA rand	Group	US PGM operations	Total SA Operations	Total SA PGM	Rusten- burg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and re- conciling items[1]	Total SA gold	Drie-fontein	Kloof	Beatrix	Cooke	DRD-GOLD	Corporate and re- conciling items[1]	Group Corporate and reconciling items[1]
2020
Revenue	127,392.4	45,154.1	82,781.4	54,912.6	20,428.7	26,864.8	7,972.8	950.3	3,894.5	(5,198.5)	27,868.8	6,793.5	9,795.0	4,663.8	1,039.6	5,051.0	525.9	(543.1)
Underground	91,369.9	19,857.6	72,055.4	52,142.3	18,521.1	26,864.8	7,972.8	-	3,894.5	(5,110.9)	19,913.1	6,793.5	8,109.4	4,499.8	-	-	510.4	(543.1)
Surface	10,726.0	-	10,726.0	2,770.3	1,907.6	-	-	950.3	-	(87.6)	7,955.7	-	1,685.6	164.0	1,039.6	5,051.0	15.5	-
Recycling	25,296.5	25,296.5	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(75,776.4)	(32,003.4)	(43,773.0)	(24,722.6)	(9,588.7)	(13,232.0)	(2,803.3)	(402.6)	(1,601.1)	2,905.1	(19,050.4)	(4,863.6)	(6,879.6)	(3,713.8)	(671.0)	(2,922.4)	-	-
Underground	(45,502.4)	(7,585.9)	(37,916.5)	(23,551.2)	(8,732.3)	(13,232.0)	(2,803.3)	-	(1,601.1)	2,817.5	(14,365.3)	(4,863.6)	(5,885.6)	(3,616.3)	0.2	-	-	-
Surface	(5,856.5)	-	(5,856.5)	(1,171.4)	(856.4)	-	-	(402.6)	-	87.6	(4,685.1)	-	(994.0)	(97.5)	(671.2)	(2,922.4)	-	-
Recycling	(24,417.5)	(24,417.5)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[2]	(2,231.1)	(67.5)	(2,163.6)	(1,115.5)	50.9	(789.4)	(76.0)	(240.5)	(58.6)	(1.9)	(1,048.1)	(65.6)	(104.3)	(97.0)	(641.7)	(43.7)	(95.8)	-
Adjusted EBITDA	49,384.9	13,083.2	36,844.8	29,074.5	10,890.9	12,843.4	5,093.5	307.2	2,234.8	(2,295.3)	7,770.3	1,864.3	2,811.1	853.0	(273.1)	2,084.9	430.1	(543.1)
Amortisation and depreciation	(7,592.4)	(2,727.5)	(4,864.9)	(2,072.4)	(806.1)	(818.4)	(409.9)	(33.9)	(281.5)	277.4	(2,792.5)	(932.1)	(1,092.1)	(490.5)	(13.6)	(202.4)	(61.8)	-
Interest income	1,065.4	278.6	786.8	222.1	27.3	106.5	84.0	2.8	4.0	(2.5)	564.7	67.3	58.6	35.6	45.4	178.2	179.6	-
Finance expense	(3,151.8)	(1,057.3)	(1,772.4)	(661.8)	(2,841.2)	(258.8)	(136.5)	-	(14.0)	2,588.7	(1,110.6)	(156.4)	(150.5)	(107.1)	(100.4)	(57.9)	(538.3)	(322.1)
Share-based payments	(512.4)	(80.2)	(432.2)	(90.1)	(36.0)	(41.1)	(13.0)	-	-	-	(342.1)	(21.8)	(25.9)	(18.6)	-	(140.6)	(135.2)	-
Net other[3]	(393.6)	31.4	(425.0)	1,223.6	(3,846.7)	2,131.5	121.8	(14.0)	(16.2)	2,847.2	(1,648.6)	19.5	30.0	27.9	35.9	30.4	(1,792.3)	-
Non-underlying items[4]	(1,550.1)	(92.5)	(1,385.3)	149.0	590.8	(434.8)	(7.0)	-	-	-	(1,534.3)	(27.3)	(18.3)	(40.3)	(3.6)	(1.6)	(1,443.2)	(72.3)
Royalties and carbon tax	(1,770.2)	-	(1,770.2)	(1,625.4)	(924.2)	(691.5)	(9.8)	-	(135.2)	135.3	(144.8)	(72.9)	(114.8)	(46.1)	(5.2)	(0.3)	94.5	-
Current taxation	(5,374.3)	(976.4)	(4,352.8)	(3,860.3)	(2,634.9)	92.3	(1,299.7)	(14.8)	(450.3)	447.1	(492.5)	(9.4)	9.2	(5.0)	-	(491.6)	4.3	(45.1)
Deferred taxation	516.1	(681.5)	1,197.6	957.6	98.1	951.0	(34.1)	(58.4)	(41.9)	42.9	240.0	(232.9)	(322.3)	(88.7)	-	(97.0)	980.9	-
Profit/(loss) for the year	30,621.6	7,777.8	23,826.4	23,316.8	518.0	13,880.1	3,389.3	188.9	1,299.7	4,040.8	509.6	498.3	1,185.0	120.2	(314.6)	1,302.1	(2,281.4)	(982.6)
Attributable to:
Owners of the parent	29,311.9	7,777.8	22,516.7	22,650.9	518.0	13,229.6	3,389.3	173.3	1,299.7	4,041.0	(134.2)	498.3	1,185.0	120.2	(314.6)	659.4	(2,282.5)	(982.6)
Non-controlling interest holders	1,309.7	-	1,309.7	665.9	-	650.5	-	15.6	-	(0.2)	643.8	-	-	-	-	642.7	1.1	-

Sustaining capital expenditure	(2,816.7)	(798.1)	(2,018.6)	(1,052.1)	(325.6)	(515.2)	(187.8)	(23.3)	(413.9)	413.7	(966.5)	(186.5)	(392.0)	(93.1)	-	(294.9)	-	-
Ore reserve development	(4,150.2)	(1,239.2)	(2,911.0)	(1,124.8)	(417.0)	(707.8)	-	-	-	-	(1,786.2)	(742.3)	(722.2)	(321.7)	-	-	-	-
Growth projects	(2,648.5)	(2,384.9)	(263.6)	(19.7)	-	-	-	(19.7)	-	-	(243.9)	-	(155.4)	(0.2)	-	(46.2)	(42.1)	-
Total capital expenditure[5]	(9,615.4)	(4,422.2)	(5,193.2)	(2,196.6)	(742.6)	(1,223.0)	(187.8)	(43.0)	(413.9)	413.7	(2,996.6)	(928.8)	(1,269.6)	(415.0)	-	(341.1)	(42.1)	-
[1]

Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Group corporate includes the Wheaton Stream transaction and corporate transaction costs

[2]

Net other cash costs consist of service entity income, sundry income (refer note 8.2) and other costs as detailed in profit or loss, excluding loss due to dilution of interest in joint operation (refer note 8.1). Lease payments (R147.7 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.9

[3]

Net other consists of loss on financial instruments, loss on foreign exchange differences, change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (refer note 8.1) as detailed in profit or loss and the add back of the lease payment referred to in footnote 2 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss

[4]

Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, loss on BTT early settlement, restructuring costs, transaction costs, loss on settlement of US$ Convertible Bond, income on settlement of legal dispute (refer note 8.2), non-cash loss with dilution of interest in joint operation (refer note 8.1) and occupational healthcare expense as detailed in profit or loss

[5]	Included in the amount is capital expenditure of R3.4 million relating to recycling activities at the US PGM operations

Figures in million - SA rand	Group	US PGM operations	Total SA Operations	Total SA PGM	Rusten- burg	Marikana[1]	Kroondal	Platinum Mile	Mimosa	Corporate and re- conciling items[2]	Total SA gold	Drie-fontein	Kloof	Beatrix	Cooke	DRD-GOLD	Corporate and re- conciling items[2]	Group Corporate and reconciling items
2019
Revenue	72,925.4	26,864.5	46,222.6	27,578.4	10,499.5	11,187.9	5,590.4	300.6	2,342.6	(2,342.6)	18,644.2	3,303.1	6,808.5	3,798.2	828.4	3,621.0	285.0	(161.7)
Underground	51,528.2	12,343.3	39,346.6	26,616.5	9,901.1	11,125.0	5,590.4	-	2,342.6	(2,342.6)	12,730.1	3,301.4	5,552.4	3,576.9	21.2	-	278.2	(161.7)
Surface	6,876.0	-	6,876.0	961.9	598.4	62.9	-	300.6	-	-	5,914.1	1.7	1,256.1	221.3	807.2	3,621.0	6.8	-
Recycling	14,521.2	14,521.2	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(56,100.4)	(19,569.4)	(36,531.0)	(18,196.7)	(6,466.9)	(8,439.9)	(3,076.3)	(213.6)	(1,336.3)	1,336.3	(18,334.3)	(4,438.6)	(6,872.9)	(3,669.2)	(617.3)	(2,736.3)	-	-
Underground	(36,520.3)	(5,600.8)	(30,919.5)	(17,207.9)	(5,691.7)	(8,439.9)	(3,076.3)	-	(1,336.3)	1,336.3	(13,711.6)	(4,428.6)	(5,741.1)	(3,525.3)	(16.6)	-	-	-
Surface	(5,611.5)	-	(5,611.5)	(988.8)	(775.2)	-	-	(213.6)	-	-	(4,622.7)	(10.0)	(1,131.8)	(143.9)	(600.7)	(2,736.3)	-	-
Recycling	(13,968.6)	(13,968.6)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(1,869.0)	(4.2)	(1,864.8)	(585.5)	(156.1)	(299.9)	(103.4)	(25.3)	(8.0)	7.2	(1,279.3)	(197.6)	(152.7)	(179.8)	(568.6)	(30.7)	(149.9)	-
Adjusted EBITDA	14,956.0	7,290.9	7,826.8	8,796.2	3,876.5	2,448.1	2,410.7	61.7	998.3	(999.1)	(969.4)	(1,333.1)	(217.1)	(50.8)	(357.5)	854.0	135.1	(161.7)
Amortisation and depreciation	(7,214.1)	(2,285.6)	(4,928.5)	(1,919.0)	(914.4)	(500.4)	(494.8)	(4.8)	(218.7)	214.1	(3,009.5)	(920.5)	(1,200.9)	(640.0)	(15.1)	(172.1)	(60.9)	-
Interest income	560.4	145.2	415.2	145.8	44.6	30.9	67.1	1.3	2.2	(0.3)	269.4	60.1	53.0	31.4	39.8	64.5	20.6	-
Finance expense	(3,302.5)	(920.7)	(2,071.0)	(704.2)	(1,407.5)	(282.4)	(146.9)	-	(21.8)	1,154.4	(1,366.8)	(242.8)	(242.9)	(141.1)	(73.7)	(73.0)	(593.3)	(310.8)
Share-based payments	(363.3)	(53.4)	(309.9)	-	-	-	-	-	-	-	(309.9)	-	-	-	-	(64.2)	(245.7)	-
Net other[4]	(4,925.8)	8.3	(4,934.1)	(1,513.2)	(11,381.8)	12.9	(0.3)	1.1	(137.2)	9,992.1	(3,420.9)	17.5	31.0	13.4	(113.9)	81.6	(3,450.5)	-
Non-underlying items[5]	(567.0)	(74.6)	(123.4)	258.8	2.4	212.7	44.8	-	(27.5)	26.4	(382.2)	(169.5)	(35.1)	(112.4)	(6.9)	4.3	(62.6)	(369.0)
Royalties and carbon tax	(443.9)	-	(443.9)	(358.2)	(296.1)	(54.5)	(7.6)	-	(77.1)	77.1	(85.7)	(16.6)	(34.2)	(30.8)	(4.1)	-	-	-
Current taxation	(1,848.7)	(481.3)	(1,367.4)	(1,303.7)	(780.3)	13.3	(536.0)	-	(135.5)	134.8	(63.7)	(22.7)	(5.5)	(13.3)	-	(69.1)	46.9	-
Deferred taxation	3,581.7	1,436.3	2,145.4	14.1	30.0	-	(0.7)	(16.5)	(5.6)	6.9	2,131.3	74.8	150.4	89.9	-	(129.9)	1,946.1	-
Profit/(loss) for the year	432.8	5,065.1	(3,790.8)	3,416.6	(10,826.6)	1,880.6	1,336.3	42.8	377.1	10,606.4	(7,207.4)	(2,552.8)	(1,501.3)	(853.7)	(531.4)	496.1	(2,264.3)	(841.5)
Attributable to:
Owners of the parent	62.1	5,065.1	(4,161.5)	3,355.0	(10,826.6)	1,821.6	1,336.3	39.3	377.1	10,607.3	(7,516.5)	(2,552.8)	(1,501.3)	(853.7)	(531.4)	188.7	(2,266.0)	(841.5)
Non-controlling interest holders	370.7	-	370.7	61.6	-	59.0	-	3.5	-	(0.9)	309.1	-	-	-	-	307.4	1.7	-

Sustaining capital expenditure	(2,039.3)	(321.7)	(1,717.6)	(1,203.2)	(316.3)	(660.4)	(212.8)	(13.3)	(343.1)	342.7	(514.4)	(163.0)	(238.1)	(70.5)	-	(42.8)	-	-
Ore reserve development	(3,401.9)	(1,036.2)	(2,365.7)	(1,029.2)	(500.6)	(528.6)	-	-	-	-	(1,336.5)	(512.9)	(590.4)	(233.2)	-	-	-	-
Growth projects	(2,264.9)	(2,035.0)	(229.9)	(15.2)	(1.8)	-	-	(13.4)	-	-	(214.7)	-	(108.9)	(2.1)	-	(39.0)	(64.7)	-
Total capital expenditure	(7,706.1)	(3,392.9)	(4,313.2)	(2,247.6)	(818.7)	(1,189.0)	(212.8)	(26.7)	(343.1)	342.7	(2,065.6)	(675.9)	(937.4)	(305.8)	-	(81.8)	(64.7)	-
[1]	The SA PGM operations’ results for the year ended 31 December 2019 include Marikana for the seven months since acquisition (refer to note 16.1)
[2]

Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Group corporate includes the Wheaton Stream transaction and corporate transaction costs. To align the classification of finance cost on the Wheaton Stream as well as corporate transaction costs between reporting periods, a reclassification between Gold Corporate and Group corporate was made

[3]

Net other cash costs consist of other costs and other income as detailed in profit or loss, excluding change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (refer note 8.1). Lease payments (R131.7 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.9

[4]

Net other consists of loss on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, right of recovery receivable and payable (refer note 8.1) as detailed in profit or loss and the add back of the lease payment referred to in footnote 3 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss

[5]

Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on acquisition, occupational healthcare expense, restructuring costs and transaction costs as detailed in profit or loss

Figures in million - SA rand	Group	US PGM operations	Total SA Operations	Total SA PGM	Kroondal	Platinum Mile	Mimosa	Rusten- burg	Corporate and re- conciling items[2]	Total SA gold	Drie-fontein	Kloof	Beatrix	Cooke	DRD-GOLD[1]	Corporate and re- conciling items[2]	Group Corporate and reconciling items[2]
2018
Revenue	50,656.4	15,872.8	34,810.3	15,153.6	3,584.4	196.7	1,857.5	11,372.5	(1,857.5)	19,656.7	5,111.2	8,131.7	4,601.3	841.8	1,047.5	(76.8)	(26.7)
Underground	38,605.7	8,430.1	30,202.3	14,045.1	3,584.4	-	1,857.5	10,460.7	(1,857.5)	16,157.2	4,782.4	6,937.9	4,467.8	45.9	-	(76.8)	(26.7)
Surface	4,608.0	-	4,608.0	1,108.5	-	196.7	-	911.8	-	3,499.5	328.8	1,193.8	133.5	795.9	1,047.5	-	-
Recycling	7,442.7	7,442.7	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(41,515.2)	(11,720.9)	(29,794.3)	(12,096.0)	(2,739.4)	(152.7)	(1,235.7)	(9,203.9)	1,235.7	(17,698.3)	(5,709.3)	(6,364.8)	(3,910.8)	(693.4)	(1,020.0)	-	-
Underground	(30,248.7)	(4,524.4)	(25,724.3)	(11,131.4)	(2,739.4)	-	(1,235.7)	(8,392.0)	1,235.7	(14,592.9)	(5,386.7)	(5,352.2)	(3,841.0)	(13.0)	-	-	-
Surface	(4,070.0)	-	(4,070.0)	(964.6)	-	(152.7)	-	(811.9)	-	(3,105.4)	(322.6)	(1,012.6)	(69.8)	(680.4)	(1,020.0)	-	-
Recycling	(7,196.5)	(7,196.5)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(771.8)	-	(771.8)	(175.8)	(52.7)	(1.2)	(6.7)	(121.1)	5.9	(596.0)	(50.2)	(44.8)	(37.2)	(573.4)	8.7	100.9	-
Adjusted EBITDA	8,369.4	4,151.9	4,244.2	2,881.8	792.3	42.8	615.1	2,047.5	(615.9)	1,362.4	(648.3)	1,722.1	653.3	(425.0)	36.2	24.1	(26.7)
Amortisation and depreciation	(6,613.8)	(2,234.4)	(4,379.4)	(1,074.4)	(370.4)	(3.0)	(191.6)	(697.1)	187.7	(3,305.0)	(1,200.9)	(1,378.8)	(635.3)	(5.7)	(57.9)	(26.4)	-
Interest income	482.1	83.2	398.9	83.5	60.3	1.3	0.1	20.2	1.6	315.4	94.3	72.0	40.0	41.7	26.1	41.3	-
Finance expense	(3,134.7)	(1,797.1)	(1,177.3)	(422.4)	(130.5)	-	(13.0)	(1,890.6)	1,611.7	(754.9)	(234.9)	(245.9)	(143.6)	(78.1)	(33.0)	(19.4)	(160.3)
Share-based payments	(299.4)	(35.7)	(263.7)	-	-	-	-	-	-	(263.7)	(0.2)	-	-	-	(3.2)	(260.3)	-
Net other[4]	3,284.0	68.8	3,215.2	726.3	137.6	0.7	(9.2)	4,348.0	(3,750.8)	2,488.9	(362.8)	(110.3)	(57.8)	(106.2)	(419.1)	3,545.1	-
Non-underlying items[5]	(3,311.9)	(210.7)	(2,932.7)	(29.7)	0.4	-	-	(30.7)	0.6	(2,903.0)	(2,157.6)	27.2	(156.6)	(50.6)	(4.6)	(560.8)	(168.5)
Royalties	(212.6)	-	(212.6)	(162.0)	(5.5)	-	(57.6)	(156.5)	57.6	(50.6)	1.4	(29.0)	(18.8)	(4.2)	-	-	-
Current taxation	(95.3)	238.3	(333.6)	(278.5)	-	-	(103.4)	(277.4)	102.3	(55.1)	63.9	(75.3)	5.5	0.8	(3.0)	(47.0)	-
Deferred taxation	(988.5)	(1,795.7)	807.2	(192.6)	(168.9)	(9.2)	(29.9)	(15.5)	30.9	999.8	922.9	313.1	127.8	-	(132.0)	(232.0)	-
(Loss)/profit for the year	(2,520.7)	(1,531.4)	(633.8)	1,532.0	315.3	32.6	210.5	3,347.9	(2,374.3)	(2,165.8)	(3,522.2)	295.1	(185.5)	(627.3)	(590.5)	2,464.6	(355.5)
Attributable to:
Owners of the parent	(2,499.6)	(1,531.4)	(612.7)	1,529.3	315.3	29.9	210.5	3,347.9	(2,374.3)	(2,142.0)	(3,522.2)	295.1	(185.5)	(627.3)	(565.8)	2,463.7	(355.5)
Non-controlling interest holders	(21.1)	-	(21.1)	2.7	-	2.7	-	-	-	(23.8)	-	-	-	-	(24.7)	0.9	-

Sustaining capital expenditure	(1,271.2)	(260.2)	(1,011.0)	(464.4)	(141.4)	(9.5)	(170.9)	(313.5)	170.9	(546.6)	(228.1)	(220.6)	(82.6)	-	(14.5)	(0.8)	-
Ore reserve development	(3,530.4)	(998.9)	(2,531.5)	(477.9)	-	-	-	(477.9)	-	(2,053.6)	(817.1)	(839.6)	(396.9)	-	-	-	-
Growth projects	(2,279.2)	(1,574.0)	(705.2)	(57.7)	-	(57.1)	-	(0.6)	-	(647.5)	(0.4)	(141.8)	(1.7)	-	(303.3)	(200.3)	-
Total capital expenditure	(7,080.8)	(2,833.1)	(4,247.7)	(1,000.0)	(141.4)	(66.6)	(170.9)	(792.0)	170.9	(3,247.7)	(1,045.6)	(1,202.0)	(481.2)	-	(317.8)	(201.1)	-
[1]	The SA gold operations’ results of the year ended 31 December 2018 includes DRDGOLD for five months since acquisition
[2]

Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue. Group corporate previously included only the Wheaton Stream finance costs. To align the classification of corporate transaction costs between reporting periods, a reclassification between Gold Corporate and Group corporate was made

[3]

Net other cash costs consist of other costs and other income as detailed in profit or loss, excluding change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (refer note 8.1)

[4]

Net other costs consists of gain on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (refer note 8.1). Corporate and reconciling items net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss

[5]

Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on derecognition of borrowings and derivative financial instrument, occupational healthcare expense, restructuring costs, and transaction costs as detailed in profit or loss